Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net earnings (loss)	$ 902	$ 917	$ 536
Depreciation, amortization, and cost of timber harvested	1,227	1,294	1,414
Deferred income tax provision (benefit), net	136	281	(135)
Restructuring and other charges	54	252	881
Pension plan contribution	(750)	(750)	(353)
Periodic pension expense, net	809	461	387
Net (gains) losses on sales and impairments of businesses	70	174	38
Equity (earnings) losses, net of taxes	(198)	(117)	200
Impairment of goodwill and other intangible assets	0	137	100
Other, net	157	153	167
Changes in current assets and liabilities
Accounts and notes receivable	(94)	7	(97)
Inventories	11	(131)	(103)
Accounts payable and accrued liabilities	98	(89)	(18)
Interest payable	41	(17)	(18)
Other	15	8	78
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES	2,478	2,580	3,077
INVESTMENT ACTIVITIES
Invested in capital projects	(1,348)	(1,487)	(1,366)
Acquisitions, net of cash acquired	(2,228)	0	0
Proceeds from divestitures	108	23	0
Proceeds from spinoff	0	0	411
Investment in Special Purpose Entities	0	(198)	0
Proceeds from sale of fixed assets	19	37	61
Other	(49)	(114)	34
CASH PROVIDED BY (USED FOR) INVESTMENT ACTIVITIES	(3,498)	(1,739)	(860)
FINANCING ACTIVITIES
Repurchase of common stock and payments of restricted stock tax withholding	(132)	(605)	(1,062)
Issuance of common stock	0	2	66
Issuance of debt	3,830	6,873	1,982
Reduction of debt	(1,938)	(6,947)	(2,095)
Change in book overdrafts	0	(14)	30
Dividends paid	(733)	(685)	(620)
Acquisition of redeemable noncontrolling interest	0	0	(114)
Debt tender premiums paid	(31)	(211)	(269)
Other	(14)	(14)	(4)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES	982	(1,601)	(2,086)
Effect of Exchange Rate Changes on Cash	21	(71)	(52)
Change in Cash and Temporary Investments	(17)	(831)	79
Cash and Temporary Investments
Beginning of the period	1,050	1,881	1,802
End of the period	$ 1,033	$ 1,050	$ 1,881